DUE TO DIRECTORS - RELATED PARTIES	12 Months Ended
Jun. 30, 2016
Due to Related Parties [Abstract]
Due To Directors Related Party [Text Block]
NOTE 4 – DUE TO DIRECTORS - RELATED PARTIES

Due to directors - related parties represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand.  The Company is currently not being charged interest under these advances. The total amount owed the former director at June 30, 2016 and June 30, 2015 is $33,943 and $35,108 respectively. As part of the settlement and stipulation agreement noted in Note 9, the Company reduced the then outstanding liability by approximately $44,000. On January 30, 2015, as part of the Settlement and Lock-up Agreement, the above agreement was terminated and the Company increased this liability by approximately $44,000. On February 4, 2015, the Company entered into a Debt Settlement Agreement with a current director whereby the Company issued shares of common stock as settlement of approximately $17,000 of the balance due to this director (See Note 5).